Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of lease liabilities

	December 31,
	2022	2021
	$	$
Balance – Beginning of period	161	184
Additions	38	15
Interest paid as charged to net loss as other finance costs	(4)	(7)
Payment against lease liabilities	(134)	(127)
Modification of lease liability	114	103
Impact of foreign exchange rate changes	4	(7)
Balances – End of the year	179	161
Current lease liabilities	114	130
Non-current lease liabilities	65	31

Summary of future lease payments	Future lease payments as of December 31, 2022 are as follows:
$
Less than 1 year	114
1 – 3 years	65
Total	179